Warrants	12 Months Ended
Dec. 31, 2022
Warrants
Warrants

17. Warrants

Warrant activity for the years ended December 31, 2022, 2021 and 2020, was as follows:

	Number	Weighted average exercise price	Amount
	#	$	$
December 31, 2019	—	—	—
Granted	1,141,328	11.44	5,025
Reclassification of warrant liability to equity	654,722	21.39	7,377
December 31, 2020	1,796,050	17.79	12,402

Granted	66,041	45.31	1,897
Exercised	(1,404,443)	14.31	(9,746)
Allocation of transaction costs to share capital	—	—	532
December 31, 2021	457,648	21.76	5,085

	—		—
December 31, 2022	457,648	21.76	5,085

Reclassification of warrant liability to equity

The Company had issued 133,000 unregistered investor warrants in the September 2019 closed direct offering (the “September 2019 Warrants”) as well as 104,348 unregistered investor warrants (the “February 2020 Investor Warrants”) and 9,739 unregistered placement agent warrants (the “February 2020 Placement Agent Warrants”) in the February 2020 closed direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants had been accounted for as a liability.

Effective June 16, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of June 16, 2020, the warrant liability was remeasured at fair value using the Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the consolidated statement of loss and comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company also issued 372,836 unregistered investor warrants (the “August 2020 Investor Warrants”) and 34,799 unregistered placement agent warrants (the “August 2020 Placement Agent Warrants”) in the August 2020 registered direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants were accounted for as a liability on issuance and measured at fair value using the Black-Scholes option pricing model. Effective September 14, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of September 14, 2020, the warrant liability was remeasured at fair value using the Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the consolidated statement of loss and comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity.

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

	Years ended December 31,
	2021	2020
Expected dividend yield	0.00%	0.00%
Expected volatility	119.18%	116.50%
Risk-free annual interest rate	0.59%	0.31%
Expected life (years)	4.99	5.09
Weighted average share price	$37.00	$14.84
Weighted average exercise price	$45.31	$20.74

The expected volatility of these warrants was determined using historical volatility rates and the expected life was determined based on time to expiry from the issuance date.